Investments And Other Assets (Schedule of Interests in Joint Ventures) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of joint operations [line items]
Current assets	$ 1,026	$ 1,118
Current liabilities	1,611	1,392
Revenue	5,239	4,882
Purchases of goods and services	$ 3,596	2,939
Shomi [Member]
Disclosure of joint operations [line items]
Current assets		10
Partnership net assets		10
Revenue		(19)
Purchases of goods and services		252
Partnership net loss		$ 271